Acquisitions and disposals - Disposals (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 03, 2025	Dec. 31, 2025
Acquisitions and disposals
Net loss		€ (4)
Venezuela operations
Acquisitions and disposals
Net loss	€ (4)